SCHEDULE OF TERM DEPOSITS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Short-Term Debt [Line Items]
Inventories	¥ 12,178,645	¥ 13,518,460	¥ 10,498,819
Property, plant and equipment, net	431,029	426,865	537,497
Secured Loans [Member]
Short-Term Debt [Line Items]
Term deposits	59,201	15,001	65,000
Inventories	11,659,257	13,226,634	9,667,611
Property, plant and equipment, net	78,425	78,532	224,341
Total	¥ 11,796,883	¥ 13,320,167	¥ 9,956,952